CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 983,004	$ 141,200	¥ 2,783,843
Restricted cash	2,638	379	6,133
Short-term investments	1,369,118	196,661	930,610
Accounts receivable (net of allowance for doubtful accounts of RMB83,991 and RMB109,315 (US$15,702) as of December 31, 2018 and 2019, respectively)	469,276	67,407	655,261
Prepayments and other current assets	936,109	134,464	1,064,714
Due from related parties	233,255	33,505	126,990
Total current assets	3,993,400	573,616	5,567,551
Non-current assets
Property and equipment, net	103,397	14,852	63,919
Operating lease right-of-use assets	183,563	26,367
Intangible assets, net	44,476	6,389	48,421
Goodwill			617,837
Long-term investments	2,516,724	361,504	1,849,043
Due from related parties	25,533	3,668	21,139
Deferred tax assets	31,951	4,589	88,896
Other non-current assets	112,700	16,188	35,830
Total non-current assets	3,018,344	433,557	2,725,085
Total assets	7,011,744	1,007,173	8,292,636
Current liabilities (including current liabilities of the VIEs and a VIE's subsidiaries without recourse to the Company amounting to RMB107,139 and RMB132,547 (US$19,040) as of December 31, 2018 and 2019, respectively) (Note 1)
Accounts payable	87,524	12,571	171,055
Accrued expenses and other current liabilities	1,504,728	216,141	1,514,642
Due to related parties	92,210	13,245	37,298
Income tax payable	60,657	8,713	112,770
Total current liabilities	1,745,119	250,670	1,835,765
Non-current liabilities (including non-current liabilities of the VIEs and a VIE's subsidiaries without recourse to the Company amounting to RMB6,414 and RMB35,786 (US$5,140) as of December 31, 2018 and 2019, respectively) (Note 1)
Deferred tax liabilities	82,847	11,900	110,291
Other non-current liabilities	189,231	27,182	64,185
Total non-current liabilities	272,078	39,082	174,476
Total liabilities	2,017,197	289,752	2,010,241
Redeemable noncontrolling interests			687,847
Shareholders' equity
Treasury stock (45,273,040 and nil shares as of December 31, 2018 and 2019, respectively)			(221,932)
Additional paid-in capital	2,649,342	380,554	2,742,893
Retained earnings	1,944,938	279,373	2,705,970
Accumulated other comprehensive income	337,773	48,518	249,304
Total Cheetah Mobile Inc. shareholders' equity	4,932,278	708,477	5,476,465
Noncontrolling interests	62,269	8,944	118,083
Total equity	4,994,547	717,421	5,594,548
Total liabilities, mezzanine equity and equity.	7,011,744	1,007,173	8,292,636
Common Class A [Member]
Shareholders' equity
Ordinary shares	69	11	74
Total equity	69	11	74
Common Class B [Member]
Shareholders' equity
Ordinary shares	156	21	156
Total equity	¥ 156	$ 21	¥ 156